Revenue - Operating Leases (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Property Subject to or Available for Operating Lease [Line Items]
Lessor, Operating Lease, Payments to be Received, Next Twelve Months	$ 680,000	$ 630,800
Lessor, Operating Lease, Payments to be Received, Two Years	586,900	524,600
Lessor, Operating Lease, Payments to be Received, Three Years	484,600	457,500
Lessor, Operating Lease, Payments to be Received, Four Years	334,900	382,000
Lessor, Operating Lease, Payments to be Received, Five Years	259,300	291,800
Property, Plant and Equipment, Net	5,033,130	5,517,133
Accumulated depreciation	1,259,404	1,270,460
Assets Leased to Others [Member]
Property Subject to or Available for Operating Lease [Line Items]
Property, Plant and Equipment, Net	3,100,000	3,400,000	$ 3,100,000
Property, Plant and Equipment, Gross	3,900,000	4,300,000	4,100,000
Accumulated depreciation	$ 800,000	$ 800,000	$ 1,000,000